Pension and Other Employee Obligations - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of defined benefit plans [line items]
Net amount recognized relating to defined benefit plan	$ 11,293	$ 10,060
Maximum limit of lump-sum gratuity payment	29	31	$ 14
Past service cost		538
Amount of fund assets invested	1,259	1,041
Expected contributions for the year ending March 31, 2018	1,958
Life Insurance Corporation of India [member]
Disclosure of defined benefit plans [line items]
Amount of fund assets invested	4	4
Aviva Life Insurance Company Private Limited [member]
Disclosure of defined benefit plans [line items]
Amount of fund assets invested	$ 1,255	1,037
Unquoted government securities [member] | Life Insurance Corporation of India [member]
Disclosure of defined benefit plans [line items]
Fund assets, investment percentage	40.00%
Unquoted government securities [member] | Aviva Life Insurance Company Private Limited [member]
Disclosure of defined benefit plans [line items]
Fund assets, investment percentage	87.00%
Money market instruments [member] | Life Insurance Corporation of India [member]
Disclosure of defined benefit plans [line items]
Fund assets, investment percentage	60.00%
Money market instruments [member] | Aviva Life Insurance Company Private Limited [member]
Disclosure of defined benefit plans [line items]
Fund assets, investment percentage	13.00%
Previously Reported [Member]
Disclosure of defined benefit plans [line items]
Maximum limit of lump-sum gratuity payment			$ 15
Discount rate [member]
Disclosure of defined benefit plans [line items]
Possible change in discount rates	Up to 1%
India [member]
Disclosure of defined benefit plans [line items]
Net amount recognized relating to defined benefit plan	$ 10,683	9,402
Philippines [member]
Disclosure of defined benefit plans [line items]
Net amount recognized relating to defined benefit plan	29	36
Sri Lanka [member]
Disclosure of defined benefit plans [line items]
Net amount recognized relating to defined benefit plan	$ 581	$ 622